Related Party Transactions - Investments with DriveTime (Details) - USD ($) $ in Thousands, shares in Millions					12 Months Ended
	Jul. 27, 2017	Mar. 31, 2016	Jul. 27, 2015	Jul. 21, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Payments of Dividends					$ 0	$ 0	$ 33,533
Affiliated Entity | Related Party Borrowing
Related Party Transaction [Line Items]
Debt instrument interest rate		4.00%
DriveTime Automotive Group, Inc. | Affiliated Entity | Related Party Borrowing
Related Party Transaction [Line Items]
Note payable to Drivetime			$ 50,000	$ 50,000
London Interbank Offered Rate (LIBOR) | DriveTime Automotive Group, Inc. | Affiliated Entity | Related Party Borrowing
Related Party Transaction [Line Items]
Debt instrument interest rate				7.816%
Convertible Preferred Stock
Related Party Transaction [Line Items]
Payments of Dividends	$ 33,500
Dividends	$ 40,000
Dividends, Stock	1.5
Convertible Preferred Stock | DriveTime Automotive Group, Inc.
Related Party Transaction [Line Items]
Unit Holders Capital Contribution	$ 33,500
Convertible Preferred Stock | DriveTime Automotive Group, Inc. | Affiliated Entity | Related Party Borrowing
Related Party Transaction [Line Items]
Stock Issued			$ 11,800